Right-of-use assets and leases payable	12 Months Ended
Dec. 31, 2024
Right-of-use assets and leases payable
Right-of-use assets and leases payable
12. Right-of-use assets and leases payable

Accounting policy

The Company and its subsidiaries recognized in the statement of financial position right-of-use assets and the respective lease liabilities initially measured at the present value of future lease payments, discounted by the incremental loan rate of the Company, considering the related contract costs. Right-of-use assets include amounts related to port area lease grants.

The remeasurement of assets and liabilities based on the contractual index is recognized in the statement of financial position, not having an effect on the result. In case of cancellation of the contract, the assets and respective liabilities are written off to the result, considering, if it is the case, any penalties provided in contractual clauses. The Company and its subsidiaries have no intention of purchasing the underlying asset.

The amortization expenses of right-of-use assets are recognized in the statement of income over the lease contract term. When the right-of-use asset is used in the construction of the property, plant, and equipment (“PP&E”), its amortization is capitalized until the asset under construction is completed. The liability is increased for interest and decreased by lease payments made. The interest is recognized in the statement of income using the effective interest rate method.

For short-term leases of 12 months or less and lease contracts of low-value assets, which do not have a purchase option at the end of the contract the Company and its subsidiaries recognize the lease expense in the statement of income as incurred over the lease term.

a. Right-of-use assets

	Weighted average useful life (years)	Balance as of 12/31/2023	Additions and remeasurement (i)	Write-offs	Transfers (ii)	Amortization	Balance as of 12/31/2024
Cost:
Real estate	9	1,998,866	196,194	(207,945)	‐	‐	1,987,115
Port areas	32	314,964	2,025	‐	26,750	‐	343,739
Vehicles	3	270,388	143,043	(56,337)	‐	‐	357,094
Equipment	3	38,278	5,958	(10,591)	‐	‐	33,645
Others	20	27,846	‐	‐	‐	‐	27,846
		2,650,342	347,220	(274,873)	26,750	‐	2,749,439
Accumulated amortization:
Real estate	‐	(753,198)	‐	131,716	(4,402)	(197,849)	(823,733)
Port areas	‐	(44,620)	‐	‐	-	(8,072)	(52,692)
Vehicles	‐	(109,967)	‐	35,669	‐	(95,538)	(169,836)
Equipment	‐	(5,184)	‐	9,778	‐	(10,601)	(6,007)
Others	‐	(25,847)	‐	‐	‐	-	(25,847)
		(938,816)	‐	177,163	(4,402)	(312,060)	(1,078,115)
Net amount		1,711,526	347,220	(97,710)	22,348	(312,060)	1,671,324

(i)	Considers R$ 342,332 referring to additions and remeasurements between right-of-use assets and leases payable.
(ii)	Refers to the amortization of the right of use, which is being capitalized as Construction in progress until the beginning of its operation. Additionally, the cost includes the advance balance of the grant of Maceió carried out in Ipiranga.

	Weighted average useful life (years)	Balance as of 12/31/2022	Additions and remeasurement (i)	Write-offs	Transfers (ii)	Amortization	Acquisition of subsidiary (iii)	Balance as of 12/31/2023
Cost:
Real estate	10	2,019,898	140,245	(165,551)	‐	‐	4,274	1,998,866
Port areas	29	311,174	3,790	‐	‐	‐	‐	314,964
Vehicles	4	186,455	120,705	(71,781)	‐	‐	35,009	270,388
Equipment	5	26,345	12,910	(1,973)	‐	‐	996	38,278
Others	20	27,846	‐	‐	‐	‐	‐	27,846
		2,571,718	277,650	(239,305)	‐	‐	40,279	2,650,342
Accumulated amortization:
Real estate	‐	(634,688)	‐	95,896	(4,491)	(209,522)	(393)	(753,198)
Port areas	‐	(36,773)	‐	‐	‐	(7,847)	‐	(44,620)
Vehicles	‐	(83,902)	‐	63,708	‐	(80,661)	(9,112)	(109,967)
Equipment	‐	(2,850)	‐	1,974	‐	(4,151)	(157)	(5,184)
Others	‐	(22,128)	‐	‐	‐	(3,719)	‐	(25,847)
		(780,341)	‐	161,578	(4,491)	(305,900)	(9,662)	(938,816)
Net amount		1,791,377	277,650	(77,727)	(4,491)	(305,900)	30,617	1,711,526

(i)	Considers R$ 257,201 referring to additions and remeasurements between right-of-use assets and leases payable.
(ii)	Refers to the amortization of the right of use, which is being capitalized as Construction in progress until the beginning of its operation.
(iii)	For further information, see Note 27.

	Weighted average useful life (years)	Balance as of 12/31/2021	Additions and remeasurement	Write-offs	Transfers (i)	Amortization	Balance as of 12/31/2022
Cost:
Real estate	10	1,793,473	366,805	(140,380)	‐	‐	2,019,898
Port areas	29	299,630	11,868	(324)	‐	‐	311,174
Vehicles	4	146,173	115,666	(75,384)	‐	‐	186,455
Equipment	5	16,740	9,958	(353)	‐	‐	26,345
Others	20	27,846	‐	‐	‐	‐	27,846
		2,283,862	504,297	(216,441)	‐	‐	2,571,718
Accumulated amortization:
Real estate		(489,470)	‐	79,003	(5,311)	(218,910)	(634,688)
Port areas		(23,526)	‐	‐	‐	(13,247)	(36,773)
Vehicles		(98,867)	‐	66,554	‐	(51,589)	(83,902)
Equipment		(1,834)	‐	399	‐	(1,415)	(2,850)
Others		(18,870)	‐	‐	‐	(3,258)	(22,128)
		(632,567)	‐	145,956	(5,311)	(288,419)	(780,341)
Net amount		1,651,295	504,297	(70,485)	(5,311)	(288,419)	1,791,377

(i)	Refers to R$ 5,311 transferred to property, plant and equipment.

b. Leases payable

The changes in leases payable are shown below:

Balance as of December 31, 2021	1,348,311
Interest accrued	128,069
Payments of leases	(351,011)
Interest payment	(6,868)
Additions and remeasurement	482,439
Write-offs	(77,171)
Balance as of December 31, 2022	1,523,769
Interest accrued	143,005
Payments of leases	(213,527)
Interest payment	(145,586)
Additions and remeasurement	257,201
Write-offs	(71,569)
Acquisition of subsidiary	30,641
Balance as of December 31, 2023	1,523,934
Interest accrued	133,767
Payments of leases	(285,404)
Interest payment	(148,084)
Additions and remeasurement	342,332
Write-offs	(81,393)
Balance as of December 31, 2024	1,485,152
Current	316,460
Non-current	1,168,692

The undiscounted future cash outflows are presented below:

	12/31/2024	12/31/2023
Up to 1 year	355,336	418,450
1 to 2 years	282,945	322,165
2 to 3 years	240,984	227,785
3 to 4 years	188,002	189,744
4 to 5 years	158,559	147,977
More than 5 years	891,997	1,003,655
Total	2,117,823	2,309,776

The contracts of leases payable are substantially indexed by the IGP-M.

b.1. Discount rates

The weighted nominal average discount rates for the lease contracts of the Company are:

Contracts by maturity date and discount rate
Maturity dates of the contracts	Rate (% p.a.)
From 1 to 5 years	10.56%
From 6 to 10 years	10.16%
From 11 to 15 years	9.81%
More than 15 years	9.68%

c. Lease contracts of leases of low-value assets and short-term leases

	Up to 1 year	Between 1 and 5 years	Total
12/31/2024	8,022	2,637	10,659
12/31/2023	7,693	1,872	9,565

The amount of leases considered as of low value, short term and variable payments, recognized as an expense for the year ended December 31, 2024 was R$ 9,850 (R$ 7,794 for the year ended December 31, 2023 and R$ 18,466 for the year ended December 31,2022).